Operating Activities	12 Months Ended
Dec. 31, 2023
Operating Activities
Operating Activities

Note 7. Operating Activities

Research and development expenses

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$6,033	$7,396	$6,794
Share-based compensation expenses	377	760	1,051
Depreciation	340	514	273
External expenses	5,166	8,386	11,465
Total research and development expenses	$11,916	$17,056	$19,583

During the years ended December 31, 2023, 2022 and 2021, the Company recognized $0.4 million, $0.5 million and $0.3 million, respectively, related to government grants as a reduction of research and development expenses.

General and administrative expenses

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$3,030	$1,983	$1,824
Share-based compensation expenses	102	182	328
Professional and other fees	6,947	5,899	4,028
Depreciation	275	144	71
Total general and administrative expenses	$10,354	$8,208	$6,251